Condensed Consolidated Statements of Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Previously Reported Series Quantum Preferred Stock	Previously Reported Common Stock	Previously Reported Common Stock to be Issued	Previously Reported Additional Paid-In Capital	Previously Reported Non-Controlling Interest	Previously Reported Accumulated Other Comprehensive Income	Previously Reported Accumulated Deficit	Previously Reported	Series Quantum Preferred Stock	Common Stock	Common Stock to be Issued	Additional Paid-In Capital	Non-Controlling Interest	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Balances at Dec. 31, 2023										$ 4,202		$ 30,948,057	$ (221,886)		$ (31,062,852)	$ (332,479)
Balances (in Shares) at Dec. 31, 2023										42,017,948
Sale of common stock										$ 1,500		148,540				150,040
Sale of common stock (in Shares)										15,000,000
Issuance of common stock for liabilities										$ 363		353,328				353,691
Issuance of common stock for liabilities (in Shares)										3,631,354
Common and preferred stock issued for cash									$ 100	$ 505		1,014,350				1,014,955
Common and preferred stock issued for cash (in Shares)									1,000,000	5,050,000
Stock-based compensation										$ 200		1,164,951				1,165,151
Stock-based compensation (in Shares)										2,000,000
Common stock to be issued pursuant to business combination
Net income (loss)															(3,270,544)	(3,270,544)
Balances at Dec. 31, 2024	$ 100	$ 6,770		$ 33,629,226	$ (221,886)		$ (34,333,396)	(919,186)		$ 7,000		33,629,000	(222,000)		(34,333,000)	(919,000)
Balances (in Shares) at Dec. 31, 2024	1,000,000	67,699,302							1,000,000	67,699,302
Stock-based compensation												416,000				416,000
Stock-based compensation (in Shares)
Net income (loss)															(660,000)	(660,000)
Balances at Mar. 31, 2025										$ 7,000		34,045,000	(222,000)		(34,993,000)	(1,163,000)
Balances (in Shares) at Mar. 31, 2025									1,000,000	67,699,302
Balances at Dec. 31, 2024	$ 100	$ 6,770		33,629,226	(221,886)		(34,333,396)	(919,186)		$ 7,000		33,629,000	(222,000)		(34,333,000)	(919,000)
Balances (in Shares) at Dec. 31, 2024	1,000,000	67,699,302							1,000,000	67,699,302
Net income (loss)																(1,147,000)
Balances at Jun. 30, 2025										$ 7,000		35,026,000	(222,000)		(35,480,000)	(669,000)
Balances (in Shares) at Jun. 30, 2025										67,774,002
Balances at Dec. 31, 2024	$ 100	$ 6,770		33,629,226	(221,886)		(34,333,396)	(919,186)		$ 7,000		33,629,000	(222,000)		(34,333,000)	(919,000)
Balances (in Shares) at Dec. 31, 2024	1,000,000	67,699,302							1,000,000	67,699,302
Settlement of related party liabilities									$ (100)			675,800				675,700
Settlement of related party liabilities (in Shares)									(1,000,000)
Stock-based compensation												1,077,319				1,077,319
Stock-based compensation (in Shares)										214
Common stock issued pursuant to business combination										$ 800		12,879,200				12,880,000
Common stock issued pursuant to business combination (in Shares)										8,000,000
Common stock issued pursuant to private placement										$ 149		1,834,821				1,834,970
Common stock issued pursuant to private placement (in Shares)										1,494,700
Common stock to be issued pursuant to business combination								3,407,250			$ 3,407,250					3,407,250
Common stock to be issued pursuant to business combination (in Shares)											1,500,000
Common stock issued pursuant to assets purchase agreement										$ 900		19,709,100				19,710,000
Common stock issued pursuant to assets purchase agreement (in Shares)										9,000,000
Common stock issued pursuant to debt settlement										$ 1		9,999				10,000
Common stock issued pursuant to debt settlement (in Shares)										10,000
Common stock issued pursuant to services										$ 205		4,427,295				4,427,500
Common stock issued pursuant to services (in Shares)										2,050,000
Net income (loss)														132,551	918,355	1,050,906
Balances at Dec. 31, 2025		$ 8,825	$ 3,407,250	74,242,760	(221,886)	132,551	(33,415,041)	44,154,459		$ 9,000	$ 3,407,000	74,243,000	(222,000)	133,000	(33,415,000)	44,155,000
Balances (in Shares) at Dec. 31, 2025		88,254,216	1,500,000							88,254,216	1,500,000
Balances at Mar. 31, 2025										$ 7,000		34,045,000	(222,000)		(34,993,000)	(1,163,000)
Balances (in Shares) at Mar. 31, 2025									1,000,000	67,699,302
Sale of common stock												85,000				85,000
Sale of common stock (in Shares)										74,700
Settlement of related party liabilities												676,000				676,000
Settlement of related party liabilities (in Shares)									(1,000,000)
Stock-based compensation												220,000				220,000
Net income (loss)															(487,000)	(487,000)
Balances at Jun. 30, 2025										$ 7,000		35,026,000	(222,000)		(35,480,000)	(669,000)
Balances (in Shares) at Jun. 30, 2025										67,774,002
Balances at Dec. 31, 2025		$ 8,825	$ 3,407,250	74,242,760	(221,886)	132,551	(33,415,041)	44,154,459		$ 9,000	$ 3,407,000	74,243,000	(222,000)	133,000	(33,415,000)	44,155,000
Balances (in Shares) at Dec. 31, 2025		88,254,216	1,500,000							88,254,216	1,500,000
Stock-based compensation												275,000				275,000
Stock-based compensation (in Shares)
Common stock issued pursuant to business combination											$ (2,272,000)	2,272,000
Common stock issued pursuant to business combination (in Shares)										1,000,000	(1,000,000)
Common stock issued pursuant to private placement												200,000				200,000
Common stock issued pursuant to private placement (in Shares)										100,000
Net income (loss)														(87,000)	(9,405,000)	(9,492,000)
Balances at Mar. 31, 2026										$ 9,000	$ 1,135,000	76,990,000	(222,000)	46,000	(42,820,000)	35,138,000
Balances (in Shares) at Mar. 31, 2026										89,354,216	500,000
Balances at Dec. 31, 2025		$ 8,825	$ 3,407,250	$ 74,242,760	$ (221,886)	$ 132,551	$ (33,415,041)	$ 44,154,459		$ 9,000	$ 3,407,000	74,243,000	(222,000)	133,000	(33,415,000)	44,155,000
Balances (in Shares) at Dec. 31, 2025		88,254,216	1,500,000							88,254,216	1,500,000
Net income (loss)																(2,113,000)
Balances at Jun. 30, 2026										$ 10,000	$ 1,135,000	91,710,000	(222,000)	38,000	(35,433,000)	57,238,000
Balances (in Shares) at Jun. 30, 2026										96,291,416	500,000
Balances at Mar. 31, 2026										$ 9,000	$ 1,135,000	76,990,000	(222,000)	46,000	(42,820,000)	35,138,000
Balances (in Shares) at Mar. 31, 2026										89,354,216	500,000
Stock-based compensation												227,000				227,000
Common stock issued pursuant to business combination										$ 1,000		14,473,000				14,474,000
Common stock issued pursuant to business combination (in Shares)										6,924,700
Common stock issued pursuant to private placement												20,000				20,000
Common stock issued pursuant to private placement (in Shares)										12,500
Net income (loss)														(8,000)	7,387,000	7,379,000
Balances at Jun. 30, 2026										$ 10,000	$ 1,135,000	$ 91,710,000	$ (222,000)	$ 38,000	$ (35,433,000)	$ 57,238,000
Balances (in Shares) at Jun. 30, 2026										96,291,416	500,000